Related party transactions (Tables)	12 Months Ended
Dec. 31, 2023
Disclosure of transactions between related parties [abstract]
Summary of Related Party Transactions	The disclosure amounts are based on the expense recognized in the consolidated statement of operations in the respective year.

	2023	2022	2021
	(in € millions)
Key management compensation
Short term employee benefits	10	6	4
Share-based compensation	33	37	26
Total	43	43	30